Document and Entity Information	Oct. 20, 2025
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001876588
Current Fiscal Year End Date	--12-31
Document Type	8-K
Document Period End Date	Oct. 20, 2025
Entity Registrant Name	ZimVie Inc.
Entity Incorporation State Country Code	DE
Entity File Number	001-41242
Entity Tax Identification Number	87-2007795
Entity Address, Address Line One	4555 Riverside Drive
Entity Address, City or Town	Palm Beach Gardens
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33410
City Area Code	(800)
Local Phone Number	342-5454
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, par value $0.01 per share
Trading Symbol	ZIMV
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false